Document and Entity Information	May 12, 2026
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 12, 2026
Entity Registrant Name	MEREO BIOPHARMA GROUP PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-38452
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	4th Floor
Entity Address Address Line 2	One Cavendish Place
Entity Address City Or Town	London
Entity Address Postal Zip Code	W1G 0QF
Entity Address Country	GB
Country Region	44
City Area Code	333
Local Phone Number	023-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Mereo BioPharma Group plc (the “Company”), furnished on May 12, 2026 (the “Original Form 8-K”). Following the submission of the Original Form 8-K, the Company discovered that the incorrect item number was inadvertently tagged in the submission (Item 2.02 should have been tagged instead of Item 2.01). The Company is amending the Original Form 8-K for the sole purpose of correcting the item tag. No disclosure has changed from the Original Form 8-K.
Amendment Flag	true
Entity Central Index Key	0001719714
American Depositary Shares, each representing five Ordinary Shares, par value £0.003 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing five Ordinary Shares, par value £0.003 per share
Trading Symbol	MREO
Security Exchange Name	NASDAQ
Ordinary Shares, nominal value £0.003 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, nominal value £0.003 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true